[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

October 29, 2004

Mr. William Friar

Senior Financial Analyst

Division of Corporation Finance

United States Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:	Advance America, Cash Advance Centers, Inc.
Registration Statement on Form S-1, Filed August 13, 2004
SEC File No. 333-118227

Dear Mr. Friar:

On behalf of Advance America, Cash Advance Centers, Inc., a Delaware corporation (the “Company”), enclosed is a copy of Amendment No. 3 to the above-referenced Registration Statement (the “Registration Statement”), as filed with the United States Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show composite changes from Amendment No. 2 to the Registration Statement filed with the Commission on October 21, 2004.

The changes reflected in Amendment No. 3 are intended to update the Company’s financial presentation for the quarter ended September 30, 2004.  Amendment No. 3 also includes changes made in  response to the oral comments of the Staff of the Division of Corporation Finance of the Commission expressed to Susan Sutherland, with respect to Exhibit 10.7 to the Registration Statement.

We are submitting the following materials:

1.                                       Five revised, clean courtesy copies of Amendment No. 3;

2.                                       Five courtesy copies of Amendment No. 3, marked to show changes from Amendment No. 1 filed on September 22, 2004; and

3.                                       Five courtesy copies of Amendment No. 3, marked to show changes from Amendment No. 2 filed on October 21, 2004.

Thank you for your consideration.  If you have any further questions or comments, please contact me at (212) 735-2388 or Adam Waitman at (212) 735-2896.

Sincerely,

/s/ Susan J. Sutherland
Susan J. Sutherland

cc:	Lisa Haynes Securities and Exchange Commission

Donald Walker Securities and Exchange Commission

Christian Windsor Securities and Exchange Commission

William M. Webster, IV Advance America, Cash Advance Centers, Inc.

John W. White Cravath, Swaine & Moore LLP

D. Mark McMillan Merrick D. Hatcher Bell, Boyd & Lloyd LLC